Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
27.	Commitments and Contingencies

(a)	Capital commitments
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2021	2022
Property, plant and equipment	1,241,759	1,721,666
Investments	20,000	658,160

Total	1,261,759	2,379,826

(b)	Purchase commitments
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2021	2022
Purchase commitments on purchase of raw materials	5,312,557	2,046,326